Document And Entity Information	Mar. 24, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 24, 2023
Entity Registrant Name	APPLE HOSPITALITY REIT, INC.
Entity Central Index Key	0001418121
Entity Emerging Growth Company	false
Securities Act File Number	001-37389
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	26-1379210
Entity Address, Address Line One	814 East Main Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	344-8121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	APLE
Security Exchange Name	NYSE
Amendment Description	Apple Hospitality REIT, Inc. (the “Company”) is filing this Current Report on Form 8-K/A (the “Amendment”) to amend its Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission on March 3, 2023 (the “Initial Form 8-K”) solely to provide updated information required by Item 5.02(d)(3). No other revisions have been made to the Initial Form 8-K, and other than as mentioned in the foregoing sentence, this Amendment does not amend, update, or change any other items or disclosures contained in the Initial Form 8-K.